Changes in the Group structure - Major business combinations, Direct Energie (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jul. 06, 2018 EUR (€)	Jul. 06, 2018 USD ($)
Direct Energie
Major business combinations
Percentage of share capital acquired			73.04%	73.04%
Cumulative percentage of interest held	100.00%
Acquisition cost	€ 1,956	$ 2,297
Direct Energie, first step acquisition
Major business combinations
Percentage of share capital acquired			73.04%	73.04%
Acquisition cost			€ 1,399	$ 1,640
Purchase price allocation
Goodwill			€ 1,093	1,282
Intangible assets				287
Tangible assets				1,259
Other assets and liabilities				(14)
Net debt				(1,042)
Net assets attributable to non-controlling interests				(132)
Fair value of consideration transferred				$ 1,640
Direct Energie, second step acquisition
Major business combinations
Acquisition cost | €	€ 557